Statement of Cash Flow Information (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2013 Seismic Operations Bonds [Member] USD ($)	Dec. 31, 2012 Seismic Operations Bonds [Member] USD ($)	Dec. 31, 2011 Seismic Operations Bonds [Member] USD ($)	Mar. 31, 2013 Cash Posted As Security Against Company Issued Credit Cards for Olympic [Member] CAD	Dec. 31, 2012 Cash Posted As Security Against Company Issued Credit Cards for Olympic [Member] CAD	Dec. 31, 2011 Cash Posted As Security Against Company Issued Credit Cards for Olympic [Member] CAD
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents				$ 651,000	$ 651,000	$ 122,000	125,000	125,000	125,000
Income taxes paid	3,200,000	8,100,000	15,000
Income tax refunds	$ 1,000,000	$ 100,000	$ 68,000